Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation—The accompanying consolidated financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of Consolidation—The accompanying consolidated financial statements include the accounts of Osmotica Pharmaceuticals plc and its wholly-owned domestic and foreign subsidiaries. All inter‑company transactions and balances have been eliminated in consolidation. The Company is not involved with variable interest entities.

Use of Estimates

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the condensed consolidated financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Foreign Currency Translation

Foreign Currency Translation—The financial position and results of operations of the Company’s non-U.S. subsidiaries are generally determined using U.S. Dollars as the functional currency, except our subsidiary in Argentina which uses the local currency as its functional currency. Assets and liabilities of this subsidiary are translated into U.S. dollars at the exchange rate in effect at each year end. Income statement accounts are translated into U.S. dollars at the average rate of exchange prevailing during the year. Adjustments arising from the use of differing exchange rates from period to period are included in accumulated other comprehensive loss in shareholders’ equity. Foreign currency transaction gains and losses are included in foreign exchange (loss) gain in the Company’s statements of operations.

Cash and Cash Equivalents	Cash and Cash Equivalents—The Company considers all highly liquid investments with an original maturity date of three months or less to be cash equivalents.
Inventories

Inventories—Inventories are stated at the lower of cost or net realizable value at approximate costs determined on the first-in first-out basis. The Company maintains an allowance for excess and obsolete inventory as well as inventory where the cost is in excess of its net realizable value (“NRV”) based on management’s assessments. The Company capitalizes inventory costs associated with its products prior to regulatory approval when, based on management judgement, future commercialization is considered probable and future economic benefit is expected to be realized. As of December 31, 2018 and 2017, there were no capitalized inventory costs associated with products that had not yet achieved regulatory approval. The Company assesses the regulatory approval process and where the product stands in relation to that approval process including any known constraints or impediments to approval. The Company also considers the shelf life of the product in relation to the product timeline for approval. Sample inventory utilized for promoting the Company’s products are expensed and included in cost of goods sold when the sample units are purchased or manufactured.

Property, Plant and Equipment

Property, Plant and Equipment—Property, plant and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs are charged to expense when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings. Depreciation is provided using the straight‑line method in amounts considered to be sufficient to amortize the cost of the assets to operations over their estimated useful lives or lease terms, as follows:

Asset category	Depreciable life
Buildings	20 - 30 years
Leasehold improvements	Lesser of the useful life of the improvement or the terms of the underlying lease
Machinery	3 - 15 years
Furniture, fixtures and equipment	3 - 10 years
Computer hardware and software	3 - 12 years

Long-lived Assets, Including Definite-Lived Intangible Assets

Long‑Lived Assets, Including Definite‑Lived Intangible Assets—Intangible assets are stated at cost less accumulated amortization. Amortization is generally recorded on a straight‑line basis or based on the expected pattern of cash flows over estimated useful lives ranging from 3 to 20 years. The Company periodically reviews the estimated useful lives of intangible assets and makes adjustments when events indicate that a shorter life is appropriate.

Long‑lived assets, other than goodwill and other indefinite‑lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.

Factors that the Company considers in deciding when to perform an impairment review include significant changes in the Company’s forecasted projections for the asset or asset group for reasons including, but not limited to, significant under‑performance of a product in relation to expectations, significant changes, or planned changes in the Company’s use of the assets, significant negative industry or economic trends, and new or competing products that enter the marketplace. The impairment test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset group. If impairment is indicated, the asset is written down by the amount by which the carrying value of the asset exceeds the related fair value of the asset with the related impairment charge recognized within the statements of operations.

The Company recorded impairment charges of $10,303,208 and $15,894,843, in regard to definite‑lived intangible assets for the years ended December 31, 2018 and 2017, respectively (see Note 8).

Goodwill and Indefinite Lived Intangible Assets

Goodwill and Indefinite Lived Intangible Assets—Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value‑based test. The Company is organized in one reporting unit and evaluates the goodwill for the Company as a whole. Goodwill is assessed for impairment on an annual basis as of October 1st of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. Under the authoritative guidance issued by the Financial Accounting Standards Board (the “FASB”), the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. The goodwill impairment test requires the Company to estimate the fair value of the reporting unit and to compare the fair value of the reporting unit with its carrying amount. If the fair value exceeds the carrying value, then no impairment is recognized. If the carrying value recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. The judgments made in determining the projected cash flows used to estimate the fair value can materially impact the Company’s financial condition and results of operations. There was no impairment of goodwill for the year ended December 31, 2017. For the year ended December 31, 2018 it was determined that the carrying value of goodwill exceeded its fair value. Accordingly, the Company recognized a goodwill impairment charge of $86,318,000 for the year ended December 31, 2018 (see Note 8).

In‑Process Research and Development (“IPR&D”) intangible assets represent the value assigned to acquired Research & Development (“R&D”) projects that principally represent rights to develop and sell a product that the Company has acquired which have not yet been completed or approved. These assets are subject to impairment testing until completion or abandonment of each project. Impairment testing requires the development of significant estimates and assumptions involving the determination of estimated net cash flows for each year for each project or product (including net revenues, cost of sales, R&D costs, selling and marketing costs and other costs which may be allocated), the appropriate discount rate to select in order to measure the risk inherent in each future cash flow stream, the assessment of each asset’s life cycle, the potential regulatory and commercial success risks, and competitive trends impacting each asset and related cash flow stream as well as other factors. The major risks and uncertainties associated with the timely and successful completion of the IPR&D projects include legal risk, market risk and regulatory risk. If applicable, upon abandonment of the IPR&D product, the assets are reduced to zero. IPR&D is assessed for impairment on an annual basis as of October 1st of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the fair value of the IPR&D is less than its carrying amount, an impairment is recognized for the difference. The Company recognized impairment charges to IPR&D of $7,600,000 and $56,625,436 for the years ended December 31, 2018 and 2017, respectively (see Note 8).

Revenue Recognition

Product Sales—Revenue is recognized at the point in time when the Company’s performance obligations with the applicable customers have been satisfied. At contract inception, the Company determines if the contract is within the scope of ASC Topic 606 and then evaluates the contract using the following five steps: (1) identify the contract with the customer; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue at the point in time when the entity satisfies a performance obligation.

Revenue is recorded at the transaction price, which is the amount of consideration the Company expects to receive in exchange for transferring products to a customer. The Company considered the unit of account for each purchase order that contains more than one product. Because all products in a given purchase order are generally delivered at the same time and the method of revenue recognition is the same for each, there is no need to separate an individual order into separate performance obligations. The Company determines the transaction price based on fixed consideration in its contractual agreements, which includes estimates of variable consideration, and the transaction price is allocated entirely to the performance obligation to provide pharmaceutical products. In determining the transaction price, a significant financing component does not exist since the timing from when the Company delivers product to when the customers pay for the product is less than one year and the customers do not pay for product in advance of the transfer of the product.

The Company records product sales net of any variable consideration, which includes estimated chargebacks, certain commercial rebates, and discounts and allowances. The Company utilizes the expected value method to estimate all elements of variable consideration included in the transaction price. The variable consideration is recorded as a reduction of revenue at the time revenues are recognized. The Company will only recognize revenue to the extent that it is probable that a significant revenue reversal will not occur in a future period. These estimates may differ from actual consideration amount received and the Company will re-assess these estimates each reporting period to reflect known changes in factors.

Royalty Revenue—For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation to which some or all the royalty has been allocated has been satisfied (or partially satisfied).

Licensing and Contract Revenue—The Company has arrangements with commercial partners that allow for the purchase of product from the Company by the commercial partners for purposes of sub-distribution. The Company recognizes revenue from an arrangement when control of such product is transferred to the commercial partner, which is typically upon delivery. In these situations, the performance obligation is satisfied when product is delivered to the Company’s commercial partner. Licensing revenue is recognized in the period in which the product subject to the sublicensing arrangement is sold by the Company to its commercial partner. Sales deductions, such as returns on product sales, government program rebates, price adjustments, and prompt pay discounts in regard to licensing revenue is generally the responsibility of the Company’s commercial partners and not recorded by the Company.

Freight—The Company records amounts billed to customers for shipping and handling as revenue, and records shipping and handling expenses related to product sales as cost of goods sold. The Company accounts for shipping and handling activities related to contracts with customers as costs to fulfill the promise to transfer the associated products. When shipping and handling costs are incurred after a customer obtains control of the products, the Company also has elected to account for these as costs to fulfill the promise and not as a separate performance obligation.

Chargebacks—The Company enters into contractual agreements with certain third parties such as retailers, hospitals, and group-purchasing organizations (“GPOs”) to sell certain products at predetermined prices. Similarly, the Company maintains an allowance for rebates and discounts related to chargebacks, wholesaler fees for service contracts, GPO administrative fees, government programs, prompt payment and other adjustments with certain customers. Most of the parties have elected to have these contracts administered through wholesalers that buy the product from the Company and subsequently sell it to these third parties. As noted elsewhere, these wholesalers represent a significant percentage of the Company’s gross sales. When a wholesaler sells products to one of these third parties that are subject to a contractual price agreement, the difference between the price paid to the Company by the wholesaler and the price under the specific contract is charged back to the Company by the wholesaler. Utilizing this information, the Company estimates a chargeback percentage for each product and records an allowance as a reduction to gross sales when the Company records its sale of the products. The Company reduces the chargeback allowance when a chargeback request from a wholesaler is processed. The Company’s provision for chargebacks is fully reserved for at the time when sales revenues are recognized.

The Company obtains product inventory reports from major wholesalers to aid in analyzing the reasonableness of the chargeback allowance and to monitor whether wholesaler inventory levels do not significantly exceed customer demand. The Company assesses the reasonableness of its chargeback allowance by applying a product chargeback percentage that is based on a combination of historical activity and current price and mix expectations to the quantities of inventory on hand at the wholesalers according to wholesaler inventory reports. In addition, the Company estimates the percentage of gross sales that were generated through direct and indirect sales channels and the percentage of contract vs. non-contract revenue in the period, as these each affect the estimated reserve calculation. In accordance with its accounting policy, the Company estimates the percentage amount of wholesaler inventory that will ultimately be sold to third parties that are subject to contractual price agreements based on a trend of such sales through wholesalers. The Company uses this percentage estimate until historical trends indicate that a revision should be made. On an ongoing basis, the Company evaluates its actual chargeback rate experience, and new trends are factored into its estimates each quarter as market conditions change.

The Company ensures that chargebacks are reasonable through review of contractual obligations, historical trends and evaluation of recent activity. Furthermore, other events that could materially alter chargebacks include: changes in product pricing as a result of competitive market dynamics or negotiations with customers, changes in demand for specific products due to external factors such as competitor supply position or consumer preferences, customer shifts in buying patterns from direct to indirect through wholesalers, which could either individually or in aggregate increase or decrease the chargebacks depending on the direction and trend of the change(s).

Commercial Rebates—The Company maintains an allowance for commercial rebates that it has in place with certain customers. Commercial rebates vary by product and by volume purchased by each eligible customer. The Company tracks sales by product number for each eligible customer and then applies the applicable commercial rebate percentage, using both historical trends and actual experience to estimate its commercial rebates. The Company reduces gross sales and increases the commercial rebates allowance by the estimated commercial rebates when the Company sells its products to eligible customers. The Company reduces the commercial rebate allowance when it processes a customer request for a rebate. At each month end, the Company analyzes the allowance for commercial rebates against actual rebates processed and makes necessary adjustments as appropriate. The Company’s provision for commercial rebates is fully reserved for at the time when sales revenues are recognized.

The allowance for commercial rebates takes into consideration price adjustments which are credits issued to reflect increases or decreases in the invoice or contract prices of the Company’s products. In the case of a price decrease, a credit is given for products remaining in customer’s inventories at the time of the price reduction. Contractual price protection results in a similar credit when the invoice or contract prices of the Company’s products increase, effectively allowing customers to purchase products at previous prices for a specified period of time. Amounts recorded for estimated shelf-stock adjustments and price protections are based upon specified terms with direct customers, estimated changes in market prices, and estimates of inventory held by customers. The Company regularly monitors these and other factors and evaluates the reserve as additional information becomes available. The Company ensures that commercial rebates are reasonable through review of contractual obligations, review of historical trends and evaluation of recent activity. Furthermore, other events that could materially alter commercial rebates include: changes in product pricing as a result of competitive market dynamics or negotiations with customers, changes in demand for specific products due to external factors such as competitor supply position or consumer preferences, customer shifts in buying patterns from direct to indirect through wholesalers, which could either individually or in aggregate increase or decrease the commercial rebates depending on the direction and velocity of the change(s).

Product Returns—Certain of the Company’s products are sold with the customer having the right to return the product within specified periods. Estimated return accruals are made at the time of sale based upon historical experience. Historical factors such as one-time recall events as well as pending new developments like comparable product approvals or significant pricing movement that may impact the expected level of returns are taken into account monthly to determine the appropriate accrued expense. As part of the evaluation of the liability required, the Company considers actual returns to date that are in process, the expected impact of any product recalls and the amount of wholesaler’s inventory to assess the magnitude of unconsumed product that may result in product returns to the Company in the future. The product returns level can be impacted by factors such as overall market demand and market competition and availability for substitute products which can increase or decrease the pull through for sales of the Company’s products and ultimately impact the level of product returns. Product returns are fully reserved for at the time when sales revenues are recognized.

The Company ensures that product returns are reasonable through review of historical trends and evaluation of recent activity. Furthermore, other events that could materially alter product returns include: acquisitions and integration activities that consolidate dissimilar contract terms and could impact the return rate as typically the Company purchases smaller entities with less contracting power and integrates those product sales to Company contracts; and consumer demand shifts by products, which could either increase or decrease the product returns depending on the product or products specifically demanded and ultimately returned.

Accrual for Promotions and Co‑Pay Discount Cards—From time to time the Company authorizes various retailers to run in‑store promotional sales of its products. The Company accrues an estimate of the dollar amount expected to be owed back to the retailer. Additionally, the Company provides consumer co‑pay discount cards, administered through outside agents to provide discounted products when redeemed. Upon release of the cards into the market, the Company records an estimate of the dollar value of co‑pay discounts expected to be utilized taking into consideration historical experience.

Government Program Rebates—Federal law requires that a pharmaceutical distributor, as a condition of having federal funds being made available to the States for the manufacturer’s drugs under Medicaid and Medicare Part B, must enter into a rebate agreement to pay rebates to state Medicaid programs for the distributor’s covered outpatient drugs that are dispensed to Medicaid beneficiaries and paid for by a state Medicaid program under a fee‑for‑service arrangement. The Centers for Medicare and Medicaid Services (“CMS”) are responsible for administering the Medicaid rebate agreements between the federal government and pharmaceutical manufacturers. Rebates are also due on the utilization of Medicaid managed care organizations (“MMCOs”).

The Company also pays rebates to managed care organizations (“MCOs”) for the reimbursement of a portion of the sales price of prescriptions filled that are covered by the respective plans. The liability for Medicaid, Medicare, and other government program rebates is settled in cash and is estimated at the time when sales revenues are recognized based on historical and current rebate redemption and utilization rates contractually submitted by each state’s program administrator and assumptions regarding future government program utilization for each product sold; and accordingly recorded as a reduction of product sales.

Business Combinations

Business Combinations—The Company accounts for its business combinations under the provisions of ASC Topic 805, Business Combinations (“ASC 805”), which requires that the purchase method of accounting be used for all business combinations. Assets acquired, and liabilities assumed, are recorded at the date of acquisition at their respective fair values. Amounts allocated to acquire IPR&D are capitalized at the date of an acquisition and are not amortized. As products in development are approved for sale, amounts are allocated to product rights and licenses and amortized over their estimated useful lives. Definite‑lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition‑related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn‑outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re‑measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value are recognized in earnings.

Purchases of developed products and licenses that are accounted for as an asset acquisition are capitalized as intangible assets and amortized over an estimated useful life. IPR&D assets acquired as part of an asset acquisition are expensed immediately if they have no alternative future uses.

In Process Research and Development

In‑Process Research and Development—In‑process research and development represent the fair value assigned to incomplete research projects that the Company acquires through business combinations or developed internally which, at that time, have not reached technological feasibility. Intangible assets associated with IPR&D projects are not amortized until regulatory approval is obtained and product is launched, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated. During the years ended December 31, 2018 and 2017,  $0 and $264,100,000 of IPR&D was transferred to Product Rights as the products in development are approved for sale and placed into service (see Note 8). Such amounts will be amortized over their respectful estimated useful lives of 7 and 10 years. At that time an evaluation of fair value was performed immediately prior to such transfer.

Research and Development Costs

Research and Development Costs—Research and development costs are expensed as incurred. These expenses include the costs of proprietary efforts, as well as costs incurred in connection with certain licensing arrangements. Upfront payments are recorded when incurred, and milestone payments are recorded when the specific milestone has been achieved.

Advertising

Advertising—Advertising expense consists primarily of print media promotional materials. Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2018 and 2017 amounted to $6,193,610 and $2,650,540, respectively.

Share-based Compensation

Share‑based Compensation—The Company recognizes share‑based compensation expense for all options and other arrangements within the scope of ASC 718, Stock Compensation, that are expected to vest. Share‑based compensation expense is measured at the date of grant, based on the fair value of the award, and is recognized using the straight‑line method over the employee’s requisite service period. Compensation for share‑based awards with vesting conditions other than service are recognized at the time that those conditions will be achieved.

Income Taxes

Income Taxes—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Where applicable, the Company records a valuation allowance to reduce any deferred tax assets that it determines will not be realizable in the future.

The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. These tax benefits are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

Comprehensive Income

Comprehensive income (loss)—Comprehensive income (loss) refers to revenues, expenses, gains and losses that under U.S. GAAP are included in comprehensive loss but are excluded from net loss as these amounts are recorded directly as an adjustment to accumulated other comprehensive income (loss). The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Basic and Diluted Loss per Share

Basic and Diluted Loss per Share—Basic and diluted net loss per share is determined by dividing net loss by the weighted average ordinary shares outstanding during the period. For all periods presented with a net loss, the shares underlying the common share options have been excluded from the calculation because their effect would have been anti‑dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for periods with a net loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments—The Company applies Accounting Standards Committee or ASC 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short and long‑term debt. The fair values of these financial instruments approximate book value because of the short maturity of these instruments.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Segment Reporting

Segment Reporting—The Company operates in one business segment which focuses on developing and commercializing pharmaceutical products that target markets with underserved patient populations. The Company’s business offerings have similar economic and other characteristics, including the nature of products, manufacturing and acquiring processes, types of customers, distribution methods and regulatory environment. The chief operating decision maker (“CODM”) reviews profit and loss information on a consolidated basis to assess performance and make overall operating decisions. The consolidated financial statements reflect the financial results of the Company’s one reportable operating segment. The Company has no significant revenues or tangible assets outside of the United States.

Recently Adopted and Recent Accounting Standards

Recently Adopted Accounting Standards

In May 2014, the FASB issued ASC Topic 606, which, along with amendments issued in 2015, 2016 and 2017, supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (ASC Topic 605), including most industry‑specific revenue recognition guidance throughout the Industry Topics of the Accounting Standards Codification. ASC Topic 606 provides a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer in an amount that reflects the consideration it expects to receive in exchange for those goods or services. On January 1, 2018, the Company adopted the new revenue recognition standard for all contracts not completed as of the adoption date using the modified retrospective method. The implementation of the new revenue recognition standard did not have a material impact on the Company’s consolidated financial statements. The information presented for the periods prior to January 1, 2018 has not been restated and is reported under ASC Topic 605.

In January 2016, the FASB issued ASU 2016‑01, Financial Instruments‑Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities. The accounting standard primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, it includes a clarification related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available‑for‑sale debt securities. The accounting guidance is effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2017. The Company adopted ASU 2016‑01 as of January 1, 2018, and there was no material impact on the Company’s consolidated financial statements resulting from the adoption of this guidance.

In August 2016, the FASB issued ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016‑15 eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayment or extinguishment costs, the maturing of a zero‑coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. ASU 2016‑15 designates the appropriate cash flow classification, including requirements to allocate certain components of these cash receipts and payments among operating, investing and financing activities. The Company adopted this standard on January 1, 2018 and adoption did not have a material impact on the consolidated financial statements.

In October of 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, ASU 2016-16 requires recognition of the current and deferred income tax effects of an intra-entity asset transfer, other than inventory, when the transfer occurs, as opposed to current GAAP, which requires companies to defer the income tax effects of intra-entity asset transfers until the asset has been sold to an outside party. The income tax effects of intra-entity inventory transfers will continue to be deferred until the inventory is sold. The standard is required to be adopted on a modified retrospective basis with a cumulative-effect adjustment recorded to retained earnings as of the beginning of the period of adoption. The Company adopted this standard on January 1, 2018. Subsequent to the issuance of the condensed consolidated financial statements as of and for the six months ended June 30, 2018, the Company determined that a revision was required to correct for the adoption of this accounting standard resulting in an increase to Partners’ capital and decrease to Other long-term liabilities in the amount of $1,047,477. These adjustments were not considered to be material to the Company’s condensed consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation – Stock Compensation (Topic 718). This standard requires that an entity must apply modification accounting to changes in the terms or conditions of a share-based payment award unless all of the following criteria are met: (1) the fair value of the modified award is the same as the fair value of the original award immediately before the modification provided that if the modification does not affect any of the inputs to the valuation technique used to value the award, the entity is not required to estimate the value immediately before and after the modification; (2) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the modification; and (3) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the modification. The Company adopted this standard on January 1, 2018 and there was no impact to the Company’s consolidated financial statements.

In March 2018, the FASB issued ASU 2018‑05, Income Taxes (Topic 740) — Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018‑05”). This standard amends Accounting Standards Codification 740, Income Taxes (“ASC 740”) to provide guidance on accounting for the tax effects of the Tax Cuts and Jobs Act (the Tax Act) pursuant to Staff Accounting Bulletin No. 118, which allows companies to complete the accounting under ASC 740 within a one‑year measurement period from the Tax Act enactment date. The amendments are effective upon addition to the FASB Accounting Standards Codification. This standard was effective upon issuance. The Company has evaluated the impact from the Tax Cut and Jobs Act pursuant to SAB 118, see Note 14 for further disclosures.

Recent Accounting Standards

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) (“ASU 2016‑02”), which is effective for annual reporting periods beginning after December 15, 2019 and early adoption is permitted. Under ASU 2016‑02, lessees will be required to recognize the following for all leases (with the exception of short‑term leases) at the commencement date: 1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and 2) a right‑of‑use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016‑02 must be adopted on a modified retrospective transition basis for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. In July 2018, the FASB issued ASU 2018-11, Leases: Targeted Improvements. Among other things, this ASU provides entities with a transition option to recognize the cumulative-effect adjustment from the modified retrospective application to the opening balance of retained earnings in the period of adoption rather than the earliest period presented in the financial statements. We will adopt ASU 2016-02 on a modified retrospective basis at the adoption date of January 1, 2019.  The adoption of ASU 2016-02 will result in the recognition of right-of-use assets and lease liabilities of approximately $4.5 million on the consolidated balance sheet as of January 1, 2019. The right-of-use assets and lease liabilities primarily relate to real estate lease.  We will provide additional lease-related disclosures in the notes to the consolidated financial statements commencing with our consolidated financial statements for the quarter ending March 31, 2019.

In February 2018, the FASB issued ASU 2018‑02, Income Statement — Reporting Comprehensive Income (Topic 220) — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This standard allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act and requires certain disclosures about stranded tax effects. This standard will be effective for the Company for annual periods beginning after December 15, 2018 and should be applied either in the period of adoption or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of the new accounting standard.